INCOME TAX AND DEFERRED TAX ASSETS - Significant Components of Company's Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Deferred tax items
Accounts receivable, net	$ 18,116	$ 19,115
Net operating loss - UK	2,968	3,305
Valuation allowance	(6,671)	(7,038)
Deferred tax assets, net	$ 14,413	$ 15,382